LORD ABBETT CREDIT OPPORTUNITIES FUND

90 Hudson Street

Jersey City, New Jersey 07302-3973

June 22, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Credit Opportunities Fund (the “Registrant”) 1933 Act File No. 333-227612 1940 Act File No. 811-23383

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned hereby certifies that:

1.	the form of prospectus and statement of additional information that would have been filed under Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-2 filed by the Registrant on June 5, 2020; and

2.	the text of Post-Effective Amendment No. 6, which was the most recent Amendment to the Registration Statement, was filed electronically with the U.S. Securities and Exchange Commission on June 5, 2020.

Very truly yours,

/s/ Pamela P. Chen

Pamela P. Chen

Vice President and Assistant Secretary

Lord Abbett Funds